Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

	Millions of yen
	2012
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year	¥151,207	¥54,366	¥205,573
Goodwill acquired during the year	1,611	5,645	7,256
Impairment losses	(6,310)	—	(6,310)
Foreign currency translation adjustment	(952)	(677)	(1,629)

Balance at end of year
Gross goodwill	151,866	59,334	211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	¥145,556	¥59,334	¥204,890

Other Intangible Assets

Other intangible assets, as of March 31, 2011 and 2012 comprised the following:

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

	Millions of yen
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥921,565	¥652,665	¥268,900
Internal-use software	1,177,583	897,447	280,136
Software acquired to be used in manufacture of handsets	216,129	122,547	93,582
Rights to use telecommunications facilities of wireline operators	19,625	8,271	11,354
Other	38,130	15,201	22,929

Total amortizable intangible assets	¥2,373,032	¥1,696,131	¥676,901

Unamortizable intangible assets:
Trademarks and trade names			¥3,930

Total unamortizable intangible assets			¥3,930

Total			¥680,831